ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments

September 30, 2023 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 60.8%

Equity Fund – 60.8%
AdvisorShares Pure US Cannabis ETF*†(a)
(Cost $67,488,462)	3,428,108	$27,219,177

COMMON STOCKS – 38.7%

Agriculture – 6.2%
Village Farms International, Inc. (Canada)*	3,481,530	2,776,520

Distributors – 6.4%
High Tide, Inc. (Canada)*(a)	1,558,342	2,882,933

Investment Company – 1.5%
RIV Capital, Inc. (Canada)*	4,975,540	662,424

Pharmaceuticals – 17.5%
Canopy Growth Corp. (Canada)*(a)	474,193	371,198
Cardiol Therapeutics, Inc., Class A (Canada)*(a)	1,205,788	1,109,325
Charlottes Web Holdings, Inc.*(a)	2,140,165	775,652
Clever Leaves Holdings, Inc. (Canada)*	35,081	121,029
Cronos Group, Inc. (Canada)*	140,000	280,000
Hempfusion Wellness, Inc. (Canada)*	1,762,927	176
IM Cannabis Corp. (Canada)*	230,860	158,116
Intercure Ltd. (Israel)*(a)	231,045	365,051
Jazz Pharmaceuticals PLC*	9,002	1,165,219
Organigram Holdings, Inc. (Canada)*	369,554	487,811
PharmaCielo Ltd. (Canada)*	343,052	50,747
SNDL, Inc. (Canada)*(a)	719,990	1,367,981
Tilray Brands, Inc. (Canada)*(a)	662,584	1,583,576
Total Pharmaceuticals		7,835,881

REITS – 5.1%
AFC Gamma, Inc.	44,490	522,313
Chicago Atlantic Real Estate Finance, Inc.	80,449	1,184,209
Innovative Industrial Properties, Inc.	7,130	539,456
Power REIT*	35,535	41,221
Total REITS		2,287,199

Specialty Retail – 2.0%
GrowGeneration Corp.*	300,514	877,501

Total Common Stocks
(Cost $89,693,709)		17,322,458

MONEY MARKET FUND – 14.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.30%(b)(c)
(Cost $6,487,985)	6,487,985	6,487,985

Total Investments – 114.0%
(Cost $163,670,156)		51,029,620
Liabilities in Excess of Other Assets – (14.0%)		(6,273,940)
Net Assets – 100.0%		$44,755,680

ETF - Exchange Traded Fund

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
†	Affiliated Company.

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $7,468,878; the aggregate market value of the collateral held by the fund is $7,864,168. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,376,183.
(b)	Collateral received from brokers for securities lending was invested in these short-term investments.
(c)	Rate shown reflects the 7-day yield as of September 30, 2023.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$27,219,177	$-	$-	$27,219,177
Common Stocks	17,322,458	-	-	17,322,458
Money Market Fund	6,487,985	-	-	6,487,985
Total	$51,029,620	$-	$-	$51,029,620

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Agriculture	6.2%
Distributors	6.4
Equity Fund	60.8
Investment Company	1.5
Pharmaceuticals	17.5
REITS	5.1
Specialty Retail	2.0
Money Market Fund	14.5
Total Investments	114.0
Liabilities in Excess of Other Assets	(14.0)
Net Assets	100.0%

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2023 were as follows:

Affiliated Holding Name	Value at 6/30/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 9/30/2023	Value at 9/30/2023	Dividend Income
AdvisorShares Pure US Cannabis ETF	$19,211,102	$-	$(196,416)	$(17,424)	$8,221,915	3,428,108	$27,219,177	$-
Village Farms International, Inc.*	2,108,812	-	(35,214)	4,301	698,621	3,481,530	2,776,520	-
Total	$21,319,914	$-	$(231,630)	$(13,123)	$8,920,536	6,909,638	$29,995,697	$-

*	Security is no longer an affiliated company at year end.